Net income (loss) per share - Schedule of Computation of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net profit (loss) attributable to PPDai Group Inc.	¥ 2,372,850,000	$ 340,838	¥ 2,469,074,000	¥ 1,082,983,000
Accretion on convertible redeemable preferred shares redemption value				(3,073,471,000)
Net income (loss) attributable to ordinary shareholders - basic	¥ 2,372,850,000		¥ 2,469,074,000	¥ (1,990,488,000)
Denominator:
Weighted average number of ordinary shares outstanding - basic | shares	1,525,814,189	1,525,814,189	1,498,780,165	779,804,270
Net income (loss) per share attributable to ordinary shareholders - basic | (per share)	¥ 1.5551	$ 0.2234	¥ 1.6474	¥ (2.5525)
Net income (loss) attributable to ordinary shareholders	¥ 2,372,850,000	$ 340,838	¥ 2,469,074,000	¥ (1,990,488,000)
Weighted average number of ordinary shares outstanding - diluted | shares	1,552,423,060	1,552,423,060	1,599,592,231	779,804,270
Net Income (Loss) Available to Common Stockholders, Diluted	¥ 1,528.5000		¥ 1,543.6000	¥ (2,552.5000)
Employee Stock Option [Member]
Denominator:
Ordinary shares issuable using treasury stock method | shares	23,831,652	23,831,652	98,670,254
Restricted Stock Units (RSUs) [Member]
Denominator:
Ordinary shares issuable using treasury stock method | shares	2,777,219	2,777,219	2,141,812
Series A Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion on convertible redeemable preferred shares redemption value				(1,237,274,000)
Series B Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion on convertible redeemable preferred shares redemption value				(905,861,000)
Series C Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion on convertible redeemable preferred shares redemption value				¥ (930,336,000)